October 7, 2009

via EDGAR

John Grzeskiewicz
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Mr. Grzeskiewicz:

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-
effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the
Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to create two new series: the Bond Market Index Fund and the
International Equity Index Fund. These two series will offer Institutional, R-1, R-2, R-3, R-4, and R-5
Class shares. Pursuant to Release No. 33-6510 (February 15, 1984), the Registrant requests that the
Amendment receive selective review.

The Amendment relates only to the Bond Market Index Fund and International Equity Index Fund. These
series will have a fiscal year end of August 31. This post-effective amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s other series which have a fiscal year end of October 31.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Attorney